Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2025
Nature of Operations and Going Concern [Abstract]
Nature of Operations and Going Concern
1.	Nature of Operations and Going Concern

Akanda Corp. (the “Company”) is domiciled in Canada and was incorporated on July 16, 2021. The Company’s registered office is 77 King Street West, Suite 400, Toronto-Dominion Centre, Toronto Canada, Ontario, M5K 0A1. The Company, through its subsidiaries. operates as a cannabis cultivation, manufacturing, and distribution company. The Company is also in the business of leasing fiber optic networks and telecommunication towers, through its subsidiary First Towers which is based in Mexico.

The Company was incorporated for the designed purpose of becoming the ultimate parent company of Cannahealth Ltd. (“Cannahealth”), through a reorganization of entities with common control. The share purchase agreement became unconditional on or about November 3, 2021 and the Company acquired the shares in the aforementioned entities from Halo Collective Inc. (“Halo”).

On April 29, 2022, the Company, through its wholly owned subsidiary, Cannahealth, acquired 100% of the Ordinary Shares of Holigen Limited (“Holigen”) and its wholly-owned subsidiary, RPK Biopharma Unipessoal, LDA (“RPK”) from the Flowr Corporation (note 4).

On February 28, 2024, the Company incorporated a new subsidiary – 1468243 B.C. Ltd.

On March 24, 2024, the Company completed the transaction with Somai Pharmaceuticals Ltd. (“Somai”) for the sale of RPK (note 5). The Company accounted for the operating results of RPK which was a net loss of $827,620 as a discontinued operation during the year ended December 31, 2024 and has reclassified the operating results of RPK as a discontinued operation for the year ended December 31, 2023.

Prior to the liquidation event on May 30, 2025 described below, the Company, through its subsidiary Canmart Ltd. (“Canmart”), is also in the business of sales and distribution of cannabis-based products for medical use, which is based in the United Kingdom (“UK”). During the first quarter of 2025, the Company evaluated the current state of Canmart and has determined to discontinue and cease it UK operation. The Company filed for creditor’s voluntary liquidation and had the winding up commenced on May 30, 2025 (note 6). At December 31, 2025, the Company no longer controlled Canmart and derecognized all assets and liabilities at their book values on May 30, 2025 and wrote down all balances to $nil. The Company accounted for the operating results of Canmart which was a net loss of $26,013 as a discontinued operation during the year ended December 31, 2025 and has reclassified the operating results of Canmart as a discontinued operation for the year ended December 31, 2024.

On August 19, 2025, the Company acquired 100% of the common shares of First Tower and Fibre Corp. (“First Towers” or “FTFC”) together with its subsidiaries, Canadian Towers & Fiber Optics S.A. de C.V. (“CTFO Mexico”) and Canadian Towers S.A. de C.V. (“CT Mexico”) from the shareholders of First Tower (note 4).

The Company’s consolidated financial statements have been prepared on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The Company incurred a net cash outflow of $6,729,048 from operating activities for the year ended December 31, 2025. As of December 31, 2025, the Company had working capital deficit of $2,597,230 and has accumulated losses of $103,091,953. The continuing operations of the Company are dependent upon its ability to raise further cash funding by way of issuing debt and/or equity, as well as its ability to generate cash profits from its investments in First Towers in the near future.

The Company is an early-stage company and is primarily dependent on externally provided financing and revenue generated by its subsidiary to continue as a going concern. Additional funds will be required to enable the Company to pursue such an initiative and the Company may be unable to obtain such financing on satisfactory terms. Furthermore, there is no assurance that the Company will be profitable. Management intends to finance operating costs over the next twelve months with its cash on hand, equity and debt financing, and/or additional cash that will be generated from operations. The Company does not at this stage have any firm plans or commitments regarding further financing.

These uncertainties may cast significant doubt upon the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets and liabilities which might be necessary should the Company be unable to continue in existence.